RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Northern Trust Company is the Master Trust trustee and custodian, and certain Master Trust investments are shares of mutual funds, units in the Cummins Inc. common stock fund or certain common/collective trust funds managed by Northern Trust Company. Cummins Inc. is the Plan Sponsor of each plan. Transactions with these parties qualify as party-in-interest transactions.